Corporate Information	12 Months Ended
Jun. 30, 2021
Corporate Information1 [Abstract]
Corporate Information	Corporate Information
Atlassian Corporation Plc (the “Company”) is a public company limited by shares, incorporated and registered in the United Kingdom. The registered office of the Company and its subsidiaries (collectively, “Atlassian,” the “Group,” “our,” or “we”) is located at Exchange House, Primrose Street, London EC2A 2EG, c/o Herbert Smith Freehills LLP.
We design, develop, license and maintain software and provision software hosting services to help teams organize, discuss and complete their work. Our primary products include Jira Software, targeting software teams, and Jira Work Management, targeting other business teams (collectively, “Jira”), Confluence for team content creation and sharing, Trello for capturing and adding structure to fluid, fast-forming work for teams, Jira Service Management for team service, management and support applications, Jira Align for enterprise agile planning, Bitbucket for code sharing and management, and Atlassian Access for enterprise-grade security and centralized administration.
The accompanying consolidated financial statements of the Group for the year ended June 30, 2021 were authorized for issue in accordance with a resolution of the board of directors on August 13, 2021.